AmericaFirst Quantitative Funds

AmericaFirst Defensive Growth Fund

Class A: DGQAX Class U: DGQUX Class I: DGQIX

AmericaFirst Income Fund

Class A: AFPAX Class U: AFPUX Class I: AFPIX

AmericaFirst Tactical Alpha Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

AmericaFirst Quantitative Strategies Fund

Class A: AFIAX Class C: AFISX Class I: AFIIX

AmericaFirst Seasonal Rotation Fund

Class A: STQAX Class U: STQUX Class I: STQIX

Supplement dated February 7, 2017
to the Statement of Additional Information dated October 31, 2016

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Please be advised that the custodian for the AmericaFirst Defensive Growth Fund, AmericaFirst Income Fund, AmericaFirst Tactical Alpha Fund, AmericaFirst Quantitative Strategies Fund and AmericaFirst Seasonal Rotation Fund is Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio, 45263. Consequently, all references to MUFG Union Bank, N.A in the Fund's Statement of Additional Information are deleted and replaced with Fifth Third Bank.

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The Prospectus and Statement of Additional Information each dated October 31, 2016, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-888-643-3431.

Please retain this Supplement for future reference.